Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other liabilities, current
Accrued compensation	$ 2,641	$ 1,560
Salary continuation payments	935	1,215
Restricted stock units	714	913
Deferred payroll tax liability	471	436
Excise tax liability	268
Accrued directors' fees	15	33
Total	5,044	4,157
Other liabilities, non-current
Finance lease liability	286
Operating lease liability	53
Salary continuation payments		1,145
Deferred payroll tax liability		505
Total	$ 339	$ 1,650
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total